SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2020
Minimum | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	5 years
Minimum | Mining equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	3 years
Minimum | Mobile equipment components
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	2 years
Minimum | Right-of-use assets - plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	10 years
Maximum | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	7 years
Maximum | Mobile equipment components
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	7 years